UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          October 29, 2003

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   102

Form 13F information Table Value Total:   $360,405



List of Other Included Managers:



    09/30/03
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2307   54,225                                        54225
AIR PRODUCTS       COM   009158106          245    5,430                                         5430
AMERICAN EXPRESS   COM   025816109          335    7,430                                         7430
AMERICAN INTL      COM   026874107         4797   83,141                                        83141
AMGEN              COM   031162100         3701   57,310                                        57310
ANHEUSER BUSCH     COM   035229103         3779   76,590                                        76590
AT ROAD            COM   04648K105         5547  412,400                                       337400             75,000
AUTOMATIC DATA     COM   053015103         2582   72,015                                        72015
BANKAMERICA        COM   060505104          870   11,143                                        11143
BANK OF NEW YORK   COM   064057102          487   16,746                                        16746
BAXTER INTL        COM   071813109          278    9,568                                         9568
BECTON DICKINSON   COM   075887109         1803   49,925                                        49925
BORDERS            COM   099709107         3741  197,750                                       117750             80,000
BROOKSTONE         COM   114537103         2113  106,575                                        24075             82,500
B P AMOCO          COM   055622104          918   21,807                                        21807
C3D DIGITAL        COM   126514108            1   37,500                                        37500
CAPITAL AUTOMOTIV  COM   139733109        11085  363,325                                       268325             95,000
CARPENTER TECH     COM   144285103         2455  114,506                                       114506
CERADYNE           COM   156710105         4336  167,600                                        70600             97,000
COCA COLA          COM   191216100          228    5,300                                         5300
CHEVRON/TEXACO     COM   166764100          588    8,228                                         8228
C H ROBINSON       COM   12541W100          720   19,350                                        19350
CITIGROUP          COM   172967101          318    6,978                                         6978
COLGATE            COM   194162103         2822   50,497                                        50497
COMMERCE BANCORP   COM   200519106         6091  127,127                                       127127
COMPUDYNE          COM   204795306         1023  128,650                                        41250             87,400
CONAGRA            COM   205887102         1332   62,725                                        62725
CSX                COM   126408103         3879  132,600                                       132600

  COLUMN TOTALS                           68381

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         5705  356,350                                       254350             102,000
DOVER CORP         COM   260003108         3376   95,450                                        95450
DREXLER TECHNOLOG  COM   261876106         1285   83,500                                        23700               59800
DU PONT            COM   263534109          288    7,200                                         7200
EMBREX             COM   290817105         6028  607,675                                       447675             160,000
EDGE PETROLEUM     COM   279862106         3426  520,701                                       418701             102,000
EMERSON ELECTRIC   COM   291011104          494    9,379                                         9379
EVERGREEN RES      COM   299900308         1643   60,850                                        60850
GANNETT            COM   364730101         6396   82,470                                        82470
GENERAL DYNAMICS   COM   369550108         2812   36,021                                        36021
GENERAL ELECTRIC   COM   369604103         7389  247,882                                       247882
GENTEX             COM   371901109         8140  233,650                                       159550             74,100
GILLETTE           COM   375766102          672   21,000                                        21000
GLAXO HOLDINGS     COM   37733W105          360    8,493                                         8493
W W GRAINGER       COM   384802104         3665   77,075                                        77075
GROUP 1 SOFTWARE   COM   39943Y103         6060  337,252                                       179650            157,602
HANCOCK FABRICS    COM   409900107         4300  272,500                                       222500             50,000
H J HEINZ          COM   423074103          911   26,561                                        26561
HERSHEY FOODS      COM   427866108         4531   62,339                                        62339
IBM                COM   459200101         1133   12,825                                        12825
INTEL              COM   458140100         2831  102,905                                       102905
INTERNET CAPITAL   COM   46059C106            9   20,000                                        20000
JOHNSON & JOHNSON  COM   478160104         2059   41,586                                        41586
KENSEY NASH        COM   490057106         8649  368,350                                       237350             131,000
KIMBERLY CLARK     COM   494368103         3412   66,484                                        66484
KINGSWAY FINANCIA  COM   496904103         1821  193,750                                       193750
LILLY, ELI         COM   532457108         3793   63,850                                        63850
LITHIA MOTORS      COM   536797103         7523  376,725                                       272725              104600

  COLUMN TOTALS                           98711


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         4121   79,400                                        79400
MEADE INSTRUMENT   COM   583062104         3816 *********                                     1023250            126,000
MEDTRONIC          COM   585055106         5223  111,315                                       111315
McGRAW HILL        COM   580645109          971   15,635                                        15635
MELLON BANK        COM   58551A108        41047  136,150                                       136150
MERCK              COM   589331107         2147   42,410                                        42410
MICROSOFT          COM   594918104         3936  141,632                                       141632
3 M COMPANY        COM   885794101         3766   54,350                                        54350
NEWHALL LAND       COM   651426108          238    6,032                                         6032
PARKWAY PROP       COM   70159Q104         8332  190,668                                       131768              58,900
PENN NATL GAMING   COM   707569109        11483  538,611                                       388211             150,400
PEPSICO            COM   713448108         7016  153,088                                       153088
PERF. FOOD GROUP   COM   713755106         8836  217,039                                       151239              65,800
PFIZER             COM   717081103         5868  193,143                                       193143
PIXELWORKS         COM   725814107           90   10,500                                        10500
PLANTRONICS        COM   727493108         2228   93,350                                        58550              34,800
PNC FINANCIAL      COM   693475105          479   10,073                                        10073
PROCTOR & GAMBLE   COM   742181109         3141   33,835                                        33835
PUBLIC STORAGE     COM   74460D109          763   19,450                                        19450

  COLUMN TOTALS                          113501
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101        12548  266,922                                       227122              39,800
REDROBIN GOURMET   COM   75689M101          920   36,150                                        36150
ROCK OF AGES       COM   772632105         1749  315,050                                       178150             136,900
ROYAL DUTCH        COM   780257104          208    4,700                                         4700
SBC COMMUNICATION  COM   78387G103          887   39,858                                        39858
SCHERING PLOUGH    COM   806605101          384   25,200                                        25200
SARA LEE           COM   803111103          355   19,333                                        19333
SCHLUMBERGER       COM   806857108          407    8,400                                         8400
SCHWAB             COM   808513105          169   14,200                                        14200
SKYWEST INC.       COM   830879102         3634  209,825                                       168725              41,100
S & P 500 INDEX D  COM   78462F103         2665   26,660                                        26660
STATE ST CORP      COM   857477103         1069   23,750                                        23750
SERVICEMASTER      COM   81760N109          116   11,302                                        11302
STRYKER CORP       COM   863667101         1011   13,425                                        13425
SUNTRUST BANKS     COM   867914103          548    9,070                                         9070
SYSCO CORP         COM   871829107         6494  198,532                                       198532
TARGET             COM   87612E106          224    5,962                                         5962
UNION PACIFIC      COM   907818108          652   11,215                                        11215
UNITED TECHNOLOGI  COM   913017109         2147   27,778                                        27778
UNIVERSAL ELECT.   COM   913483103         4218  366,800                                       241800             125,000
VERIZON            COM   92343V104         1239   38,184                                        38184
WACHOVIA           COM   929903102         3582   86,972                                        86972
WALGREEN           COM   931422109         4784  156,120                                       156120
WALMART            COM   931142103         7040  126,060                                       126060
WRIGLEY            COM   982526105         3417   61,795                                        61795
WYETH              COM   983024100          258    5,600                                         5600
EXXON MOBIL        COM   30231G102         8404  229,624                                       229624
DENTSPLY INTL      COM   249030107        10683  238,242                                       238242
  COLUMN TOTALS                           79812
   FINAL TOTAL                         $360,405
